RELATED PARTY TRANSACTION (Details)		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		48 Months Ended
	May 01, 2016 USD ($)	May 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares	Mar. 31, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2010 shares	Jan. 17, 2017 USD ($)
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount				$ 105,000	$ 100,000	$ 105,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%		8.00%
Stock Issued During Period, Shares, Other (in Shares) | shares						50,000
Convertible Debt				$ 405,000		$ 405,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares				$ 0.50	$ 1.60	$ 0.50
Debt Instrument, Convertible, Number of Equity Instruments						810,000
Proceeds from Related Party Debt						$ 130,050	$ 79,000	$ 600,000	$ 0
Related Party Transaction, Amounts of Transaction									20,000
Due to Related Parties, Current			$ 4,000	$ 212,398		$ 212,398		4,000	0
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares						16,000
Stock Issued During Period, Value, Issued for Services			$ 30,000			$ 23,400		$ 286,575	197,500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		$ 15,000
Business Combination, Consideration Transferred, Other		$ 86,806
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares								1,200,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 0.50					$ 0.50
Repayments of Related Party Debt									284,999
Costs and Expenses, Related Party									$ 399,009
Former Chief Executive Officer [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount											$ 300,000
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Interest Payable, Current				10,784		10,784
Interest Expense, Related Party				4,800		$ 5,984
Stock Issued During Period, Shares, Other (in Shares) | shares						100,000
Interest Expense, Debt						$ 182,000
Affiliated Entity [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Proceeds from Related Party Debt				39,000	$ 35,348
Chief Executive Officer [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares) | shares						100,000
Proceeds from Related Party Debt								$ 600,000
Related Party Transaction, Amounts of Transaction				6,000		$ 12,000		16,000
Due to Related Parties, Current			$ 4,000	8,000		$ 8,000		$ 4,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares								1,200,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 0.50					$ 0.50
Chief Executive Officer [Member] | Building [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Employment Agreement, Reimbursement	$ 1,000			1,000				$ 1,000
Chief Executive Officer [Member] | Vehicles [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Employment Agreement, Reimbursement	$ 1,000			$ 1,000				$ 1,000
Director [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares						50,000
Stockholders' Equity, Other Shares (in Shares) | shares						16,000
Stock Issued During Period, Value, Issued for Services						$ 82,500
Number of Directors		1						4	3
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares) | shares		80,000
Share Price (in Dollars per share) | $ / shares		$ 1.60
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 128,000
Related Party Transaction, Description of Transaction									As such, the Company did not issue any common stock purchase options to directors during the years ended December 31, 2016 and 2015, but did pay $1,000 cash compensation to each of its four non-employee directors during the year ended December 31, 2016, totaled $4,000 and pay $10,000 cash compensation to each of its three non-employee directors during the year ended December 31, 2015, totaled $30,000, for services
Noninterest Expense Directors Fees								$ 4,000	$ 30,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 0.50					$ 0.50
Director [Member] | Stock Incentive Plan for 2007 [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares										10,000
Related Party Transaction, Description of Transaction										15,000 common share purchase options were granted to each eligible director for each year of elected annual service to the Company, as well as other options for services on committees of the board of directors or for acting as chairs thereof
Non-Cash Offering Costs [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares) | shares						110,000
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares						34,000
Non-Cash Offering Costs [Member] | Director [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares						34,000
Director Fee, Paid to Each Director [Member] | Director [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Noninterest Expense Directors Fees								$ 1,000	$ 10,000